Movements in Equity - Summary of Cumulative Translation Exchange in Equity (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	£ 389	£ (860)	£ (250)
Exchange movements on overseas net assets	313	1,249	(610)
Reclassification of exchange on liquidation or disposal of overseas subsidiaries	109
Ending balance	811	389	(860)
Retained earnings [member]
Beginning balance	(128)	(761)	(137)
Exchange movements on overseas net assets	462	633	(624)
Reclassification of exchange on liquidation or disposal of overseas subsidiaries	109
Ending balance	443	(128)	(761)
Fair value reserve [member]
Beginning balance	23	10	4
Exchange movements on overseas net assets		13	6
Ending balance	23	23	10
Non- controlling interests [member]
Beginning balance	494	(109)	(117)
Exchange movements on overseas net assets	(149)	603	8
Ending balance	£ 345	£ 494	£ (109)